Restated Operating Segment Assets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Interim Period, Costs Not Allocable [Line Items]
Operating Segment Assets	$ 893,755	$ 816,675	$ 729,708	$ 710,916	$ 696,107	$ 685,908
Operating Segment Assets	893,755	816,675	729,708	710,916	696,107	685,908
Intersegment eliminations	(264,718)	(219,838)	(209,416)	(202,140)	(197,333)	(178,705)
Total assets	629,037	596,837	520,292	508,776	498,774	507,203	[1],[2]
Venezuela [Member]
Interim Period, Costs Not Allocable [Line Items]
Operating Segment Assets	465,767	416,792	408,923	388,617	365,635	348,802
Operating Segment Assets	465,767	416,792	408,923	388,617	365,635	348,802
Indonesia [Member]
Interim Period, Costs Not Allocable [Line Items]
Operating Segment Assets	10,569	10,959	10,494	10,622	12,503	14,593	[3]
Operating Segment Assets	10,569	10,959	10,494	10,622	12,503	14,593	[3]
Gabon [Member]
Interim Period, Costs Not Allocable [Line Items]
Operating Segment Assets	113,598	80,908	55,606	54,492	54,899	55,505	[3]
Operating Segment Assets	113,598	80,908	55,606	54,492	54,899	55,505	[3]
Oman [Member]
Interim Period, Costs Not Allocable [Line Items]
Operating Segment Assets	168	313				7,152
Operating Segment Assets	168	313				7,152
United States [Member]
Interim Period, Costs Not Allocable [Line Items]
Operating Segment Assets	303,653	307,703	248,016	250,650	256,484	259,856	[3]
Operating Segment Assets	303,653	307,703	248,016	250,650	256,484	259,856	[3]
As Previously Reported [Member]
Interim Period, Costs Not Allocable [Line Items]
Operating Segment Assets			736,698	717,513	702,442	691,751
Operating Segment Assets			736,698	717,513	702,442	691,751
Intersegment eliminations			(209,416)	(202,140)	(197,333)	(178,704)
Total assets			527,282	515,373	505,109	513,047	[1],[2]
As Previously Reported [Member] | Venezuela [Member]
Interim Period, Costs Not Allocable [Line Items]
Operating Segment Assets			408,550	388,311	365,497	348,802
Operating Segment Assets			408,550	388,311	365,497	348,802
As Previously Reported [Member] | Indonesia [Member]
Interim Period, Costs Not Allocable [Line Items]
Operating Segment Assets			13,005	12,862	14,388	65,165	[3]
Operating Segment Assets			13,005	12,862	14,388	65,165	[3]
As Previously Reported [Member] | Gabon [Member]
Interim Period, Costs Not Allocable [Line Items]
Operating Segment Assets			57,420	56,211	56,567	119,273	[3]
Operating Segment Assets			57,420	56,211	56,567	119,273	[3]
As Previously Reported [Member] | Oman [Member]
Interim Period, Costs Not Allocable [Line Items]
Operating Segment Assets			6,669	6,535	6,586	20,980	[3]
Operating Segment Assets			6,669	6,535	6,586	20,980	[3]
As Previously Reported [Member] | United States [Member]
Interim Period, Costs Not Allocable [Line Items]
Operating Segment Assets			251,054	253,594	259,404	137,531	[3]
Operating Segment Assets			251,054	253,594	259,404	137,531	[3]
As RESTATED [Member]
Interim Period, Costs Not Allocable [Line Items]
Operating Segment Assets			729,708	710,916	696,107	685,908
Operating Segment Assets			729,708	710,916	696,107	685,908
Intersegment eliminations			(209,416)	(202,140)	(197,333)	(178,705)
Total assets			520,292	508,776	498,774	507,203
As RESTATED [Member] | Venezuela [Member]
Interim Period, Costs Not Allocable [Line Items]
Operating Segment Assets			408,923	388,617	365,635	348,802
Operating Segment Assets			408,923	388,617	365,635	348,802
As RESTATED [Member] | Indonesia [Member]
Interim Period, Costs Not Allocable [Line Items]
Operating Segment Assets			10,494	10,622	12,503	14,593	[3]
Operating Segment Assets			10,494	10,622	12,503	14,593	[3]
As RESTATED [Member] | Gabon [Member]
Interim Period, Costs Not Allocable [Line Items]
Operating Segment Assets			55,606	54,492	54,899	55,505	[3]
Operating Segment Assets			55,606	54,492	54,899	55,505	[3]
As RESTATED [Member] | Oman [Member]
Interim Period, Costs Not Allocable [Line Items]
Operating Segment Assets			6,669	6,535	6,586	7,152	[3]
Operating Segment Assets			6,669	6,535	6,586	7,152	[3]
As RESTATED [Member] | United States [Member]
Interim Period, Costs Not Allocable [Line Items]
Operating Segment Assets			248,016	250,650	256,484	259,856	[3]
Operating Segment Assets			248,016	250,650	256,484	259,856	[3]
Discontinued Operations [Member]
Interim Period, Costs Not Allocable [Line Items]
Operating Segment Assets			6,669	6,535	6,586	7,152
Operating Segment Assets			6,669	6,535	6,586	7,152
Discontinued Operations [Member] | Oman [Member]
Interim Period, Costs Not Allocable [Line Items]
Operating Segment Assets			(6,669)	(6,535)	(6,586)	(7,152)	[3]
Operating Segment Assets			$ (6,669)	$ (6,535)	$ (6,586)	$ (7,152)	[3]

[1]	Relates to a deferred tax asset that was erroneously reported gross of the related liability.
[2]	Relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense.
[3]	Relates to elimination of intrasegment receivables erroneously reported gross of related intrasegment payable.